INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of inventory properties

AS AT DEC. 31 (MILLIONS)	2024	2023
Industrial products	$2,174	$2,303
Completed residential properties	1,542	1,396
Residential properties under development	1,376	2,109
Land held for development	1,073	1,715
Other[1]	2,293	3,889
Total	$8,458	$11,412

Schedule of current and non-current balances of inventory	The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2024	2023
Current	$5,418	$7,060
Non-current	3,040	4,352
Total	$8,458	$11,412